Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	R$ 23,466	R$ 22,843	R$ 24,231
Liabilities	(27,519)	(26,746)	R$ (24,698)
Futures [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets		158
Swap [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	13,049	9,190
Liabilities	(19,354)	(13,692)
Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	4,215	3,337
Liabilities	(3,929)	(2,793)
Forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	1,835	6,911
Liabilities	(470)	(6,272)
Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	120	137
Liabilities	(140)	(58)
Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3,711	2,950
Liabilities	(3,384)	(3,745)
Check of swap companies [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	44	68
Liabilities	(162)	(122)
Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	492	92
Liabilities	(80)	(64)
Level 1 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	15	158
Liabilities	(22)
Level 1 [Member] | Futures [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets		158
Level 1 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	15
Liabilities	(22)
Level 2 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	23,309	22,249
Liabilities	(27,471)	(26,643)
Level 2 [Member] | Swap [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	12,959	8,821
Liabilities	(19,351)	(13,590)
Level 2 [Member] | Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	4,163	3,271
Liabilities	(3,906)	(2,792)
Level 2 [Member] | Forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	1,835	6,911
Liabilities	(470)	(6,272)
Level 2 [Member] | Credit derivatives financial institutions [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	120	137
Liabilities	(140)	(58)
Level 2 [Member] | Non deliverable forward [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	3,711	2,950
Liabilities	(3,384)	(3,745)
Level 2 [Member] | Check of swap companies [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	44	68
Liabilities	(162)	(122)
Level 2 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	477	91
Liabilities	(58)	(64)
Level 3 [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	142	436		R$ 521
Liabilities	(26)	(103)		R$ 60
Level 3 [Member] | Swap [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	90	369
Liabilities	(3)	(102)
Level 3 [Member] | Options [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets	52	66
Liabilities	R$ (23)	(1)
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Assets		R$ 1